Accrued Expenses - Additional Information (Detail) (USD $)	9 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Officers Compensation Payable Compounding Monthly Interest Rate	8.00%
Accrued Compensation	$ 432,786	$ 360,670	$ 181,322
Interest Payable	$ 55,214	$ 28,173